BUSINESS COMBINATION (Acquisition of Ruifeng, Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 01, 2016	Nov. 01, 2013	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill, Impairment Loss	$ 82,300		$ 92,743	$ 2,241
Ruifeng [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired		100.00%
Fixed cash consideration		$ 2,403
Goodwill, Impairment Loss			(8,012)
Impairment of Intangible Assets, Finite-lived			$ 104
Ruifeng [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares		1,825,349
Share consideration, fair value of shares		$ 7,593